Segmental reporting (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Analysis of results by business

Analysis of results by business
	Restated[b]			Restated[b]
	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Barclays Bank Group
	£m	£m	£m	£m
For the year ended 31 December 2021
Total income	12,481	3,337	(410)	15,408
Credit impairment releases/(charges)	461	(185)	1	277
Net operating income/(expenses)	12,942	3,152	(409)	15,685
Operating expenses	(7,169)	(2,316)	(400)	(9,885)
Litigation and conduct	(237)	(108)	(29)	(374)
Total operating expenses	(7,406)	(2,424)	(429)	(10,259)
Other net (expenses)/income[a]	(8)	1	(1)	(8)
Profit/(loss) before tax	5,528	729	(839)	5,418
Total assets (£bn)	986.2	64.4	11.2	1,061.8
Number of employees (full time equivalent)	7,800	2,600	9,800	20,200
Average number of employees (full time equivalent)				20,300

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Barclays Bank Group
	£m	£m	£m	£m
For the year ended 31 December 2020
Total income	12,607	3,490	(319)	15,778
Credit impairment charges	(1,565)	(1,720)	(92)	(3,377)
Net operating income/(expenses)	11,042	1,770	(411)	12,401
Operating expenses	(7,125)	(2,132)	(126)	(9,383)
Litigation and conduct	(4)	(44)	(28)	(76)
Total operating expenses	(7,129)	(2,176)	(154)	(9,459)
Other net income[a]	16	114	3	133
Profit/(loss) before tax	3,929	(292)	(562)	3,075
Total assets (£bn)	990.9	57.8	11.0	1,059.7
Number of employees (full time equivalent)	7,800	3,000	10,100	20,900
Average number of employees (full time equivalent)				20,145
Note
aOther net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.
b2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.

	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Barclays Bank Group
	£m	£m	£m	£m
For the year ended 31 December 2019
Total income	10,009	4,462	(320)	14,151
Credit impairment charges	(157)	(1,016)	(29)	(1,202)
Net operating income/(expenses)	9,852	3,446	(349)	12,949
Operating expenses	(7,267)	(2,359)	(92)	(9,718)
Litigation and conduct	(108)	(7)	(149)	(264)
Total operating expenses	(7,375)	(2,366)	(241)	(9,982)
Other net income/(expenses)[a]	113	40	(8)	145
Profit/(loss) before tax	2,590	1,120	(598)	3,112
Total assets (£bn)	799.6	65.7	11.4	876.7
Number of employees (full time equivalent)	8,100	3,100	9,300	20,500
Average number of employees (full time equivalent)				21,700
Note
aOther net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.

Income by geographic region

Income by geographic region[a]
	2021	2020	2019
For the year ended 31 December	£m	£m	£m
United Kingdom	4,585	4,954	4,084
Europe	2,358	2,119	1,752
Americas	7,326	7,590	7,251
Africa and Middle East	45	37	62
Asia	1,094	1,078	1,002
Total	15,408	15,778	14,151

Income from individual countries which represent more than 5% of total income[a]
	2021	2020	2019
For the year ended 31 December	£m	£m	£m
United Kingdom	4,585	4,954	4,084
United States	7,162	7,471	7,121
Note
aThe geographical analysis is based on the location of the office where the transactions are recorded.